Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income (loss) for basic EPS									$ 245	$ 16	$ 290
Convertible debt interest, net of tax									1	0	4
Net income (loss) for diluted EPS									$ 246	$ 16	$ 294
Basic weighted average shares outstanding	106.2	103.9	105.1	106.6	107.1	108.3	108.4	107.7	105.4	107.6	106.6
Options, warrants and non-vested stock									2.1	3.8	2.5
Convertible debt									3.1	0	12.5
Diluted weighted average shares outstanding	108.3	109.9	111.0	108.6	107.1	116.2	108.4	107.7	110.6	111.4	121.6
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.22	$ 1.84	$ 0.25	$ 0.03	$ (0.26)	$ 1.09	$ (0.26)	$ (0.43)	$ 2.32	$ 0.15	$ 2.72
Diluted (in dollars per share)	$ 0.21	$ 1.74	$ 0.24	$ 0.03	$ (0.26)	$ 1.02	$ (0.26)	$ (0.43)	$ 2.22	$ 0.15	$ 2.42